Segment Information (Summary of Disaggregated Revenue from Contracts with Customers by Product Line or Geographic Location) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	$ 25,972	$ 29,056
Urea and ESN [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,480	1,624
Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	17,832	19,542
Retail [Member] | Crop Nutrients [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	7,211	8,379
Retail [Member] | Crop Protection Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	6,313	6,750
Retail [Member] | Seed [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,235	2,295
Retail [Member] | Merchandise [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	897	1,001
Retail [Member] | Nutrien Financial [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	361	322
Retail [Member] | Services and Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	918	927
Retail [Member] | Elimination For Interproduct Activity [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	(103)	(132)
Potash [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	3,378	4,166
Potash [Member] | Other Potash And Purchased Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1	0
Potash [Member] | North America [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,719	2,090
Potash [Member] | Offshore [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,658	2,076
Nitrogen [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	4,307	4,735
Nitrogen [Member] | Ammonia [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,232	1,337
Nitrogen [Member] | Solutions and nitrates [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,300	1,367
Nitrogen [Member] | Other nitrogen and purchased products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	295	407
Phosphate [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,888	2,263
Phosphate [Member] | Fertilizer [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,237	1,264
Phosphate [Member] | Industrial and Feed [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	627	703
Phosphate [Member] | Other phosphate and purchased products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	24	296
Corporate and Others Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	22	0
Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	$ (1,455)	$ (1,650)